Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Net Revenue
Schedule of revenue

	2023	2022	2021

Revenue	23,833,893	21,530,801	18,058,027

Gross revenue	33,530,346	29,713,383	25,357,429

Service revenue	31,972,936	28,394,971	24,264,246
Service revenue-Mobile	30,020,711	26,498,745	22,433,225
Service revenue - Landline	1,952,225	1,896,226	1,831,021

Goods sold	1,557,410	1,318,412	1,093,183

Deductions from gross revenue	(9,696,453)	(8,182,582)	(7,299,402)
Taxes	(3,657,281)	(4,471,342)	(4,679,722)
Discounts granted	(6,030,865)	(3,702,129)	(2,610,388)
Returns and other	(8,307)	(9,111)	(9,292)